Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total For PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs (S) (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($) (2)	Net Income (In Millions $)	Return on Average Equity
2024	$1,364,062	$1,305,690	$583,564	$554,238	$102	$16.3	9.93%
2023	1,019,076	855,330	489,567	437,590	95	13.2	8.53%
2022	1,300,325	1,304,148	437,882	413,505	87	21.8	13.87%

Named Executive Officers, Footnote	The Corporation's Principal Executive Officer ("PEO") is Christopher J. Annas. The Corporation's Non-PEO NEOs consist of Denise Lindsay and Clarence A. Martindell for 2024, consisted of Denise Lindsay and Charles D. Kochka for 2023, and consisted of Denise Lindsay, Charles D. Kochka, and Joseph Cafarchio for 2022.
PEO Total Compensation Amount	$ 1,364,062	$ 1,019,076	$ 1,300,325
PEO Actually Paid Compensation Amount	$ 1,305,690	855,330	1,304,148
Adjustment To PEO Compensation, Footnote
Below is a summary of the adjustments used to determine compensation "actually paid" for the Corporation's PEO and Non-PEO NEOs:

	2024		2023		2022
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Summary Compensation Table Total	$1,364,062	$583,564	$1,019,076	$489,567	$1,300,325	$437,882
Adjustments:
Less: Grant date value of equity awards	(320,023)	(105,965)	(196,855)	(63,852)	(284,126)	(91,183)
Year-end fair value of current year awards, unvested	199,756	50,508	34,950	8,738	223,350	48,132
Fair value of awards granted and vested in current year	63,910	25,564	11,700	2,925	58,145	16,801
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	8,240	3,079	(39,820)	(4,596)	11,805	4,649
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(10,255)	(2,512)	26,279	4,808	(5,351)	(2,776)
Compensation Actually Paid	$1,305,690	$554,238	$855,330	$437,590	$1,304,148	$413,505

Non-PEO NEO Average Total Compensation Amount	$ 583,564	489,567	437,882
Non-PEO NEO Average Compensation Actually Paid Amount	$ 554,238	437,590	413,505
Adjustment to Non-PEO NEO Compensation Footnote
Below is a summary of the adjustments used to determine compensation "actually paid" for the Corporation's PEO and Non-PEO NEOs:

	2024		2023		2022
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Summary Compensation Table Total	$1,364,062	$583,564	$1,019,076	$489,567	$1,300,325	$437,882
Adjustments:
Less: Grant date value of equity awards	(320,023)	(105,965)	(196,855)	(63,852)	(284,126)	(91,183)
Year-end fair value of current year awards, unvested	199,756	50,508	34,950	8,738	223,350	48,132
Fair value of awards granted and vested in current year	63,910	25,564	11,700	2,925	58,145	16,801
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	8,240	3,079	(39,820)	(4,596)	11,805	4,649
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(10,255)	(2,512)	26,279	4,808	(5,351)	(2,776)
Compensation Actually Paid	$1,305,690	$554,238	$855,330	$437,590	$1,304,148	$413,505

Total Shareholder Return Amount	$ 102	95	87
Net Income (Loss)	$ 16,300,000	$ 13,200,000	$ 21,800,000
Company Selected Measure Amount	0.0993	0.0853	0.1387
PEO Name	Christopher J. Annas
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (320,023)	$ (196,855)	$ (284,126)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,756	34,950	223,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,240	(39,820)	11,805
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,910	11,700	58,145
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,255)	26,279	(5,351)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,965)	(63,852)	(91,183)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,508	8,738	48,132
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,079	(4,596)	4,649
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,564	2,925	16,801
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,512)	$ 4,808	$ (2,776)